STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)

                             STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)


                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital.....................    1

Statement of Operations...................................................    2

Statement of Changes in Members' Capital - Net Assets.....................    3

Statement of Cash Flows...................................................    4

Notes to Financial Statements.............................................    5

Schedule of Portfolio Investments.........................................   11

Schedule of Securities Sold, Not Yet Purchased............................   15

STRATIGOS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                     JUNE 30, 2001
                                                                      (UNAUDITED)
ASSETS

Investment in securities, at market (cost $28,385)                     $ 17,576
Due from broker                                                             271
Interest receivable                                                           2
Other assets                                                                  8
                                                                       --------

        TOTAL ASSETS                                                     17,857
                                                                       --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $2,495)         2,108
Administration fees payable                                                  17
Accrued expenses                                                             54
                                                                       --------

        TOTAL LIABILITIES                                                 2,179
                                                                       --------

              NET ASSETS                                               $ 15,678
                                                                       ========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - (net of syndication costs of $78)              $ 45,582
Accumulated net investment loss                                            (703)
Accumulated net realized loss on investments                            (18,780)
Accumulated net unrealized depreciation                                 (10,421)
                                                                       --------

        MEMBERS' CAPITAL - NET ASSETS                                  $ 15,678
                                                                       ========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                           JUNE 30, 2001
                                                            (UNAUDITED)
INVESTMENT INCOME
    Interest                                                  $     7
    Dividends                                                       2
                                                              -------
                                                                    9
                                                              -------

EXPENSES
    OPERATING EXPENSES:
        Administration fees                                       119
        Accounting and investor services fees                      47
        Professional fees                                          42
        Custodian fees                                             18
        Prime broker fees                                          16
        Board of Managers' fees and expenses                       12
        Insurance expense                                           3
        Miscellaneous                                               6
                                                              -------
           TOTAL OPERATING EXPENSES                               263
        Interest expense                                            5
        Dividends on securities sold, not yet purchased             1
                                                              -------
           TOTAL EXPENSES                                         269
                                                              -------

           NET INVESTMENT LOSS                                   (260)
                                                              -------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

    REALIZED LOSS ON INVESTMENTS
        Investment securities                                  (9,835)
        Securities sold, not yet purchased                        (56)
                                                              -------

           NET REALIZED LOSS ON INVESTMENTS                    (9,891)
                                                              -------

    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS          935
                                                              -------

           NET REALIZED AND UNREALIZED LOSS                    (8,956)
                                                              -------

           DECREASE IN MEMBERS' CAPITAL DERIVED FROM
              INVESTMENT ACTIVITIES                           $(9,216)
                                                              =======

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           PERIOD FROM
                                                                        SEPTEMBER 1, 2000
                                                 SIX MONTHS ENDED       (COMMENCEMENT OF
                                                   JUNE 30, 2001        OF OPERATIONS) TO
FROM INVESTMENT ACTIVITIES                          (UNAUDITED)         DECEMBER 31, 2000
    Net investment loss                               $  (260)              $   (443)
    Net realized loss on investments                   (9,891)                (8,889)
    Net change in unrealized depreciation on
        investments                                       935                (11,356)
                                                      -------               --------

        DECREASE IN MEMBERS' CAPITAL DERIVED
             FROM INVESTMENT ACTIVITIES                (9,216)               (20,688)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                               1,648                 44,012
    Syndication costs                                      (4)                   (74)
                                                      -------               --------

        INCREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS          1,644                 43,938

        MEMBERS' CAPITAL AT BEGINNING OF PERIOD        23,250                      0
                                                      -------               --------

        MEMBERS' CAPITAL AT END OF PERIOD             $15,678               $ 23,250
                                                      =======               ========


The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF CASH FLOWS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2001
                                                                             (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
    Decrease in Members' capital derived from investment activities            $(9,216)
Adjustments to reconcile net decrease in Members' capital derived from investment activities to net cash used in operating activities:
        Decrease in investments in securities                                   12,189
        Decrease in interest receivable                                              8
        Decrease in securities sold, not yet purchased                          (1,880)
        Increase in due from broker                                             (1,683)
        Net decrease in unrealized losses                                         (935)
        Decrease in accrued expenses                                               (50)
        Decrease in administration fee payable                                      (8)
        Increase in other assets                                                    (8)
        Decrease in due to affiliate                                               (62)
                                                                               -------
           NET CASH USED IN OPERATING ACTIVITIES                                (1,645)
                                                                               -------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions - (net of syndication costs of $4)                     1,644
                                                                               -------
           NET CASH PROVIDED BY FINANCING ACTIVITIES                             1,644
                                                                               -------

           NET CHANGE IN CASH                                                       (1)
              Cash at beginning of period                                            1
                                                                               -------
              Cash at end of period                                            $    --
                                                                               =======

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
        CASH PAID DURING THE PERIOD FOR INTEREST                               $     5
                                                                               =======

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS --  JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Stratigos Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of April 26, 2000. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the "Board of Managers" and an "Adviser." CIBC Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2001, the Company was fully invested with no holdings in cash or cash equivalents.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .10417% (1.25% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2001, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2001, there was no Incentive Allocation to the Adviser .

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2001, fees (including meeting fees and an annual retainer) and expenses paid to the Managers totaled $19,200.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and,  in  that  capacity,   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2001, amounted to $14,598,894 and $16,952,183 respectively.

         At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized depreciation on investments was $10,421,315, consisting of $1,042,227 gross unrealized appreciation and $11,463,542 gross unrealized depreciation.

         Due from broker represents primarily receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2001, the Company did not have any margin borrowings outstanding. For the six months ended June 30, 2001, the average daily amount of such borrowings was $161,703.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         forward contracts, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. There were no transactions in written or purchased options during the six months ended June 30, 2001.

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized losses from investment transactions:


                                                                   NET LOSSES
                                                            FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
                                                            ------------------------

         Equity securities                                         $(8,369,625)
         Securities sold, not yet purchased                           (586,097)
                                                                   -----------
                                                                   $(8,955,722)
                                                                   ===========

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                                         SEPTEMBER 1, 2000
                                                                         SIX MONTHS ENDED          (COMMENCEMENT OF OPERATIONS)
                                                                          JUNE 30, 2001                TO DECEMBER 31, 2000

         Ratio of net investment loss to average net assets*                  (2.86%)                         (5.18%)
         Ratio of operating expenses to average net assets*                    2.89%                           5.62%
         Ratio of interest expense to average net assets*                      0.06%                           0.15%
         Ratio of dividends on securities sold, not yet
                    purchased to average net assets*                           0.01%                           0.03%
         Portfolio turnover                                                   70.74%                          68.25%
         Total return**                                                      (37.21%)                        (51.12%)
         Average debt ratio                                                    0.88%                           2.11%

         *  Annualized.
         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                         JUNE 30, 2001
                                                                                         MARKET VALUE
         SHARES
                   COMMON STOCKS - 112.10%
                      APPLICATIONS SOFTWARE - 18.56%
            20,100      Microsoft Corp. *                                        (a)      $ 1,467,300
            26,250      Parametric Technology Corp. *                                         367,237
            10,500      Rational Software Corp.*                                              294,525
            16,650      Siebel Systems, Inc. *                                                780,885
                                                                                          -----------
                                                                                            2,909,947
                                                                                          -----------
                      BUSINESS-TO-BUSINESS/ E - COMMERCE - 2.15%
            17,000      i2 Technologies, Inc. *                                               336,600
                                                                                          -----------
                      CABLE TV- 3.19%
             7,000      Comcast Corp., Special Class A *                                      303,800
             7,000      USA Networks, Inc.*                                                   196,000
                                                                                          ------------
                                                                                              499,800
                                                                                          ------------
                      CELLULAR TELECOMMUNICATIONS - 2.43%
            15,750      Sprint Corp. (PCS Group) *                                            380,362
                                                                                          ------------
                      CIRCUIT BOARDS - 2.07%
            10,500      Jabil Circuit, Inc.*                                                  324,030
                                                                                          ------------
                      COMPUTERS - 2.34%
            14,000      Dell Computer Corp.*                                                  366,100
                                                                                          ------------
                      COMPUTERS - INTEGRATED SYSTEMS - 4.40%
            15,700      Brocade Communication Systems, Inc. *                                 690,643
                                                                                          ------------
                      COMPUTERS - MEMORY DEVICES - 3.89%
             9,160      VERITAS Software Corp. *                                              609,415
                                                                                          ------------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - 3.61%
             7,200      Flextronics International Ltd.*                                       187,992
             7,100      SCI Systems, Inc.*                                                    181,050
            10,800      Solectron Corp.*                                                      197,640
                                                                                          ------------
                                                                                              566,682
                                                                                          ------------

The accompanying notes are an integral part of these financial statements.

                                     - 11 -


STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                         JUNE 30, 2001
                                                                                         MARKET VALUE
         SHARES
                   COMMON STOCKS - (CONTINUED)
                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - 13.96%
            14,150      Altera Corp.*                                                     $   410,350
            17,500      Intel Corp.                                                           511,875
             7,100      Micron Technology, Inc.                                               291,810
            13,200      MIPS Technologies, Inc., Class A*                                     228,360
             7,200      PMC-Sierra, Inc.*                                                     223,704
            12,700      Xilinx, Inc.*                                                         523,748
                                                                                          ------------
                                                                                            2,189,847
                                                                                          ------------
                      ENTERPRISE SOFTWARE/SERVICES - 5.73%
             7,000      BMC Software, Inc. *                                                  157,780
            25,200      Oracle Corp.*                                                         478,800
             5,330      PeopleSoft, Inc. *                                                    262,396
                                                                                          ------------
                                                                                              898,976
                                                                                          ------------
                      INDEX - 3.93%
            13,560      Internet HOLDRs Trust                                                 615,624
                                                                                          ------------
                      INTERNET SECURITY - 5.08%
             7,200      Check Point Software Technologies Ltd.*                               364,104
             7,200      VeriSign, Inc.*                                                       432,072
                                                                                          ------------
                                                                                              796,176
                                                                                          ------------
                      MEDICAL-BIOMEDICAL/GENETICS - 0.79%
             3,500      Millennium Pharmaceuticals, Inc.*                                     124,530
                                                                                          ------------
                      NETWORKING PRODUCTS - 5.81%
            30,750      Cisco Systems, Inc. *                                                 559,650
             8,300      Juniper Networks, Inc. *                                              258,130
             6,870      Network Appliance, Inc. *                                              94,119
                                                                                          ------------
                                                                                              911,899
                                                                                          ------------

The accompanying notes are an integral part of these financial statements.

                                     - 12 -


STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                         JUNE 30, 2001
                                                                                         MARKET VALUE
         SHARES
                   COMMON STOCKS - (CONTINUED)
                      SEMICONDUCTOR COMPONENTS -
                      INTEGRATED CIRCUITS - 13.26%
            15,600      Analog Devices, Inc. *                                    (a)     $   674,700
            10,800      Integrated Circuit Systems, Inc.*                                     207,360
             9,667      Marvell Technology Group Ltd. *                                       260,042
             8,750      Maxim Integrated Products, Inc. *                                     386,838
            14,400      TriQuint Semiconductor, Inc.                                          324,000
            10,750      Vitesse Semicondcutor Corp. *                                         226,180
                                                                                          ------------
                                                                                            2,079,120
                                                                                          ------------
                      SEMICONDUCTOR EQUIPMENT - 4.25%
            10,800      ASM International N.V.*                                               214,380
             8,850      Lam Research Corp.*                                                   262,403
             5,400      Teradyne, Inc.*                                                       189,000
                                                                                          ------------
                                                                                              665,783
                                                                                          ------------
                      TELECOMMUNICATIONS EQUIPMENT - 10.69%
            23,000      ADC Telecommunications, Inc. *                                        151,800
             8,300      Comverse Technology, Inc. *                                           473,930
            14,000      Nokia Corp., Sponsored ADR                                            310,660
            12,650      QUALCOMM,  Inc. *                                        (a)          739,772
                                                                                          ------------
                                                                                            1,676,162
                                                                                          ------------
                      TELECOMMUNICATIONS EQUIPMENT -
                      FIBER OPTICS - 4.72%
            12,700      Ciena Corp. *                                                         482,600
            20,590      JDS Uniphase Corp. *                                                  257,375
                                                                                          ------------
                                                                                              739,975
                                                                                          ------------
                      WIRELESS EQUIPMENT - 1.24%
             7,200      RF Micro Devices, Inc.*                                               194,184
                                                                                          ------------

The accompanying notes are an integral part of these financial statements.

                                     - 13 -


STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                         JUNE 30, 2001
                                                                                         MARKET VALUE

                   COMMON STOCKS - (CONTINUED)
                        TOTAL COMMON STOCKS (COST $28,384,784)                            $17,575,855
                                                                                          ===========
                        TOTAL INVESTMENTS (COST $28,384,784) - 112.10%                     17,575,855
                                                                                          -----------
                        LIABILITIES LESS OTHER ASSETS - (12.10%)                           (1,897,478)
                                                                                          -----------
                        NET ASSETS - 100.00%                                              $15,678,377
                                                                                          ===========

(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.
*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                                                         JUNE 30, 2001
                                                                                         MARKET VALUE
         SHARES

                   SECURITIES SOLD, NOT YET PURCHASED - (13.44%)
                      APPLICATIONS SOFTWARE - (2.36%)
             7,900      Seibel Systems, Inc.                                              $  (370,510)
                                                                                          ------------
                      CELLULAR TELECOMMUNICATIONS - (0.75%)
             7,200      AT&T Wireless Group                                                  (117,720)
                                                                                          ------------
                      COMMERCIAL SERVICES - FINANCE - (1.38%)
             5,400      Paychex, Inc.                                                        (216,000)
                                                                                          ------------
                      COMPUTER SERVICES - (1.43%)
             3,600      Electronic Data Systems Corp.                                        (225,000)
                                                                                          ------------
                      DATA PROCESSING/MANAGEMENT - (0.98%)
             5,400      Total System Services, Inc.                                          (153,360)
                                                                                          ------------
                      DECISION SUPPORT SOFTWARE - (0.94%)
             8,750      Cognos, Inc.                                                         (147,088)
                                                                                          ------------
                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.77%)
             3,600      STMicroelectronics N.V. - NY Shares                                  (120,564)
                                                                                          ------------
                      MULTIMEDIA - (1.22%)
             3,600      AOL Time Warner, Inc.                                                (190,800)
                                                                                          ------------
                      NETWORKING PRODUCTS - (1.55%)
             3,600      Black Box Corp.                                                      (242,496)
                                                                                          ------------
                      RETAIL - COMPUTER EQUIPMENT - (0.91%)
             3,600      CDW Computer Centers, Inc.                                           (142,956)
                                                                                          ------------

The accompanying notes are an integral part of these financial statements.

                                     - 15 -


STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                         JUNE 30, 2001
                                                                                         MARKET VALUE
         SHARES
                   SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                   TELECOMMUNICATION SERVICES - (1.15%)
             5,400      Time Warner Telecom, Inc., Class A                                $  (181,008)
                                                                                          -----------
                   TOTAL SECURITIES SOLD, NOT YET PURCHASED
                             (PROCEEDS $2,495,116)                                        $(2,107,502)
                                                                                          ===========

The accompanying notes are an integral part of these financial statements.

                                      -16-